Cash Distribution And Earnings Per Unit (Schedule Of Incentive Distribution Rights Held By General Partner) (Details)	12 Months Ended
Dec. 31, 2012
Minimum Quarterly Distribution [Member]
Incentive Distribution Rights Held By General Partner [Line Items]
Total Quarterly Distribution Target Amount	0.35
Marginal Percentage Interest In Distributions, Common and Subordinated Unitholders	98.00%
Marginal Percentage Interest in Distributions, General Partner	2.00%
First Target Distribution [Member]
Incentive Distribution Rights Held By General Partner [Line Items]
Total Quarterly Distribution Target Amount	up to $0.4025
Marginal Percentage Interest In Distributions, Common and Subordinated Unitholders	98.00%
Marginal Percentage Interest in Distributions, General Partner	2.00%
Second Target Distribution [Member]
Incentive Distribution Rights Held By General Partner [Line Items]
Total Quarterly Distribution Target Amount	above $0.4025 up to $0.4375
Marginal Percentage Interest In Distributions, Common and Subordinated Unitholders	85.00%
Marginal Percentage Interest in Distributions, General Partner	15.00%
Third Target Distribution [Member]
Incentive Distribution Rights Held By General Partner [Line Items]
Total Quarterly Distribution Target Amount	above $0.4375 up to $0.525
Marginal Percentage Interest In Distributions, Common and Subordinated Unitholders	75.00%
Marginal Percentage Interest in Distributions, General Partner	25.00%
Thereafter [Member]
Incentive Distribution Rights Held By General Partner [Line Items]
Total Quarterly Distribution Target Amount	above $0.525
Marginal Percentage Interest In Distributions, Common and Subordinated Unitholders	50.00%
Marginal Percentage Interest in Distributions, General Partner	50.00%